Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000089448 | FR_38382YDQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089448 | FR_3137H2NU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089448 | FR_31392EX39
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089448 | FR_38380LVL4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089448 | FR_38380QNU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089448 | FR_38376R3N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089448 | FR_3136B9CQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089448 | FR_3140KEKX5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089448 | FR_31326NXF3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089448 | FR_31394B2D5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089448 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	96.00%
C000089448 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089448 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089448 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089447 | FR_38382YDQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089447 | FR_3137H2NU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089447 | FR_31392EX39
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089447 | FR_38380LVL4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089447 | FR_38380QNU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089447 | FR_38376R3N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089447 | FR_3136B9CQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089447 | FR_3140KEKX5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089447 | FR_31326NXF3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089447 | FR_31394B2D5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089447 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	96.00%
C000089447 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089447 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089447 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089445 | FR_38382YDQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089445 | FR_3137H2NU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089445 | FR_31392EX39
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089445 | FR_38380LVL4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089445 | FR_38380QNU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089445 | FR_38376R3N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089445 | FR_3136B9CQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089445 | FR_3140KEKX5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089445 | FR_31326NXF3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089445 | FR_31394B2D5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089445 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	96.00%
C000089445 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089445 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089445 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092798 | FR_38382YDQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092798 | FR_3137H2NU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092798 | FR_31392EX39
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092798 | FR_38380LVL4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092798 | FR_38380QNU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092798 | FR_38376R3N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092798 | FR_3136B9CQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092798 | FR_3140KEKX5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092798 | FR_31326NXF3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092798 | FR_31394B2D5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092798 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	96.00%
C000092798 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092798 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092798 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126620 | FR_06428CAC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_61690U7U8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_94988J6B8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_98163VAD0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_89115A2J0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_718172CT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126620 | FR_828807DG9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126620 | FR_857477AT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126620 | FR_46647PDM5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126620 | FR_448988AD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126620 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126620 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000126620 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.30%
C000126620 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.60%
C000220298 | FR_06428CAC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_61690U7U8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_94988J6B8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_98163VAD0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_89115A2J0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_718172CT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220298 | FR_828807DG9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220298 | FR_857477AT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220298 | FR_46647PDM5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220298 | FR_448988AD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220298 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220298 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000220298 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	45.30%
C000220298 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.60%
C000064985 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064985 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064985 | FR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064985 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064985 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064985 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064985 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_3133KQWS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064985 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.10%
C000064985 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000064985 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000064985 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000064985 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000064985 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000064985 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064985 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064985 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064985 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064985 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064985 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176628 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176628 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176628 | FR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176628 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176628 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176628 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176628 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_3133KQWS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176628 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.10%
C000176628 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176628 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000176628 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000176628 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000176628 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176628 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176628 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176628 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176628 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176628 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176628 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020360 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020360 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020360 | FR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020360 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020360 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020360 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020360 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_3133KQWS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020360 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020360 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020360 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000020360 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020360 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020360 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020360 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020360 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020360 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020360 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020360 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020358 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020358 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020358 | FR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020358 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020358 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020358 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020358 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_3133KQWS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020358 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020358 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020358 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020358 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000020358 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020358 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020358 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020358 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020358 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020358 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020358 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020358 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000092792 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092792 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092792 | FR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092792 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092792 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092792 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092792 | FR_ACI2FJ6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_3133KQWS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092792 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.10%
C000092792 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092792 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000092792 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.80%
C000092792 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000092792 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000092792 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092792 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092792 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092792 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092792 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092792 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222758 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222758 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000222758 | A/A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222758 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000222758 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222758 | B/B
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222758 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222758 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222758 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222758 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	17.60%
C000222758 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	32.00%
C000222758 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	36.70%
C000222758 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222758 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000222758 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020350 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020350 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020350 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020350 | FR_3140QNEW8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020350 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020350 | FR_3140XJGG2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020350 | FR_36179W2U1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020350 | FR_36179WY85
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020350 | FR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020350 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020350 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	73.40%
C000020350 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020350 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020350 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.90%
C000020347 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020347 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020347 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020347 | FR_3140QNEW8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020347 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020347 | FR_3140XJGG2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020347 | FR_36179W2U1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020347 | FR_36179WY85
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020347 | FR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020347 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020347 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	73.40%
C000020347 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020347 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020347 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020347 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.90%
C000020349 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020349 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020349 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020349 | FR_3140QNEW8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020349 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020349 | FR_3140XJGG2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020349 | FR_36179W2U1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020349 | FR_36179WY85
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020349 | FR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020349 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020349 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	73.40%
C000020349 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020349 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020349 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.90%
C000020348 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020348 | FR_3133USHH7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020348 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020348 | FR_3140QNEW8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020348 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020348 | FR_3140XJGG2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020348 | FR_36179W2U1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020348 | FR_36179WY85
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020348 | FR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020348 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020348 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	73.40%
C000020348 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020348 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020348 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020348 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.90%
C000150669 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150669 | FR_46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150669 | FR_11040GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_36173DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_95076PAD5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_008911BD0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_13323NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_69331CAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150669 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000150669 | B/B
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000150669 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000150669 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089486 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089486 | FR_46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089486 | FR_11040GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089486 | FR_36173DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089486 | FR_95076PAD5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089486 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_008911BD0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_13323NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_69331CAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089486 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089486 | B/B
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000089486 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089486 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089484 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089484 | FR_46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089484 | FR_11040GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_36173DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_95076PAD5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_008911BD0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_13323NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_69331CAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089484 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089484 | B/B
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000089484 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089484 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089487 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089487 | FR_46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089487 | FR_11040GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089487 | FR_36173DAC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089487 | FR_95076PAD5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089487 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_008911BD0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_13323NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_69331CAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089487 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089487 | B/B
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000089487 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089487 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020361 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020361 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020361 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020361 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020361 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020361 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020361 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020361 | FR_3136AWNE3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020361 | FR_3137HCHB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020361 | FR_3136AYPC1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020361 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.60%
C000020361 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020361 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020361 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000120079 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120079 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120079 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120079 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120079 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120079 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120079 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120079 | FR_3136AWNE3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120079 | FR_3137HCHB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120079 | FR_3136AYPC1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120079 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.60%
C000120079 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000120079 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000120079 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020364 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020364 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020364 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020364 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020364 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020364 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020364 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020364 | FR_3136AWNE3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020364 | FR_3137HCHB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020364 | FR_3136AYPC1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020364 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.60%
C000020364 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020364 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020364 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020362 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020362 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020362 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020362 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020362 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020362 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020362 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020362 | FR_3136AWNE3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020362 | FR_3137HCHB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020362 | FR_3136AYPC1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020362 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.60%
C000020362 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020362 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020362 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020365 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020365 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020365 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020365 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020365 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020365 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020365 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020365 | FR_3136AWNE3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020365 | FR_3137HCHB1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020365 | FR_3136AYPC1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020365 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.60%
C000020365 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020365 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020365 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020382 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020382 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020382 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020382 | FR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020382 | FR_91282CDS7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020382 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020382 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020382 | FR_01F070690
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020382 | FR_01F050494
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020382 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020382 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000020382 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020382 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020382 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	31.60%
C000020382 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020382 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020382 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020382 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020382 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020382 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205248 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205248 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205248 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205248 | FR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205248 | FR_91282CDS7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205248 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205248 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205248 | FR_01F070690
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205248 | FR_01F050494
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205248 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205248 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205248 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205248 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.90%
C000205248 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	31.60%
C000205248 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205248 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000205248 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205248 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205248 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205248 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064987 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064987 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064987 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064987 | FR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064987 | FR_91282CDS7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064987 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064987 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064987 | FR_01F070690
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064987 | FR_01F050494
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064987 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064987 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000064987 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000064987 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064987 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	31.60%
C000064987 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064987 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000064987 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064987 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000064987 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064987 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020381 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020381 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020381 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020381 | FR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020381 | FR_91282CDS7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020381 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020381 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020381 | FR_01F070690
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020381 | FR_01F050494
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020381 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020381 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000020381 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020381 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020381 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	31.60%
C000020381 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020381 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020381 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020381 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020381 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020381 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123105 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123105 | FR_15089QAL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123105 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123105 | FR_00253XAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123105 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123105 | FR_23833NAH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123105 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123105 | FR_85172FAN9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123105 | FR_87470LAG6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | A/A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123105 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123105 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000123105 | B/B
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000123105 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123105 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.40%
C000123105 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	47.10%
C000123105 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000123105 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123105 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064988 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064988 | FR_15089QAL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064988 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064988 | FR_00253XAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064988 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064988 | FR_23833NAH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064988 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064988 | FR_85172FAN9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064988 | FR_87470LAG6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | A/A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064988 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064988 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000064988 | B/B
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000064988 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064988 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.40%
C000064988 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	47.10%
C000064988 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000064988 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000064988 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020384 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020384 | FR_15089QAL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020384 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020384 | FR_00253XAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020384 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020384 | FR_23833NAH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020384 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020384 | FR_85172FAN9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020384 | FR_87470LAG6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | A/A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020384 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020384 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000020384 | B/B
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000020384 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020384 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.40%
C000020384 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	47.10%
C000020384 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000020384 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020384 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000092793 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092793 | FR_15089QAL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092793 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092793 | FR_00253XAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092793 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092793 | FR_23833NAH7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092793 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092793 | FR_85172FAN9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092793 | FR_87470LAG6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | A/A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092793 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092793 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000092793 | B/B
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000092793 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092793 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.40%
C000092793 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	47.10%
C000092793 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000092793 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092793 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020396 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020396 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020396 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020396 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020396 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020396 | FR_75972BAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020396 | FR_67118AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020396 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020396 | FR_55284AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020396 | FR_74256LET2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020396 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020396 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020396 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	23.00%
C000020396 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.10%
C000020396 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.70%
C000020396 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020396 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020396 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064989 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064989 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064989 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064989 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064989 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064989 | FR_75972BAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064989 | FR_67118AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064989 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064989 | FR_55284AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064989 | FR_74256LET2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064989 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064989 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000064989 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	23.00%
C000064989 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.10%
C000064989 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.70%
C000064989 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064989 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064989 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020395 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020395 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020395 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020395 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020395 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020395 | FR_75972BAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020395 | FR_67118AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020395 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020395 | FR_55284AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020395 | FR_74256LET2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020395 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020395 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020395 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	23.00%
C000020395 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.10%
C000020395 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.70%
C000020395 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020395 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020395 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020394 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020394 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020394 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020394 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020394 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020394 | FR_75972BAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020394 | FR_67118AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020394 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020394 | FR_55284AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020394 | FR_74256LET2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020394 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020394 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020394 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	23.00%
C000020394 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.10%
C000020394 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.70%
C000020394 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020394 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020394 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000220297 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220297 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220297 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220297 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220297 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220297 | FR_75972BAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220297 | FR_67118AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220297 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220297 | FR_55284AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220297 | FR_74256LET2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220297 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000220297 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000220297 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	23.00%
C000220297 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.10%
C000220297 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	13.70%
C000220297 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220297 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220297 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%